Deposits, Prepayment and Other Receivables	12 Months Ended
Dec. 31, 2024
Deposits, Prepayment and Other Receivables
Deposits, Prepayment and Other Receivables

3.           Deposits, Prepayment and Other Receivables

Deposits, prepayment and other receivables consist of the following:

	December 31,	December 31,
	2023	2024
	HK$	HK$

Prepaid insurance and others	2	—
Other receivables and deposit paid	4,267	—
	4,269	—